Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 75,767	$ 98,521	$ 124,295
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,332	1,398
Long-term investments - warrants held		124
Convertible note receivable	12,899	15,777
Long-term investments - common shares held	164,753	95,608
Other accounts receivable	1,064	1,796
Total financial assets	255,815	213,224
Financial liabilities
Accounts payable and accrued liabilities	19,883	12,118
Bank debt	1,264,000	770,000
Total financial liabilities	1,283,883	782,118
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	75,767	98,521
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,332	1,398
Long-term investments - warrants held		124
Convertible note receivable	12,899	15,777
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	164,753	95,608
Financial assets at amortized cost, category [member]
Financial assets
Other accounts receivable	1,064	1,796
Financial liabilities at amortized cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	19,883	12,118
Bank debt	$ 1,264,000	$ 770,000